Note 4 - Property and Equipment (Details) - Property and Equipment - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	$ 3,602,217	$ 1,134,452	$ 400,267
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	470,251	209,575	28,817
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,330,927	665,961
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	688,471	564,560	379,415
Property, Plant and Equipment Excluding Assets in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	3,489,649	1,440,096	408,232
Accumulated depreciation and amortization	(838,325)	(305,644)	(117,047)
Property and Equipment, Net	2,651,324	$ 1,134,452	291,185
Assets in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	$ 950,893		$ 109,082